Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details) - Schedule of accounts receivable, net and accounts receivable - related parties, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 58,733	$ 185,155
Less: Allowance for credit losses	(19,221)	(16,656)
Accounts receivable, net	39,512	168,499
Accounts Receivable - Related Parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable
Less: Allowance for credit losses
Accounts receivable, net